Note 9 - Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets:
Foreign net operating loss carryforwards	$ 27,900	$ 20,200
US federal and state loss carryforwards	7,100	6,100
Research credits	2,400	2,200
Amortization		600
Accrued compensated-related costs	2,000	1,600
Sale of future royalty rights	5,000	5,400
Other		100
Subtotal	44,400	36,200
Less valuation allowance	(44,400)	(36,200)
Total net deferred taxes